Report Of The Directors Financial Review Risk Report - Sources of Funding (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	$ 2,212,372	$ 2,009,346
Funding uses	2,212,372	2,009,346
Customer accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	1,364,462	1,272,386
Deposits by banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	69,922	59,939
Repurchase agreements, non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	130,002	88,958
Debt securities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	64,546	65,915
Liabilities of disposal groups held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	1,286	2,790
Subordinated liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	19,826	20,984
Financial liabilities designated at fair value
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	94,429	86,832
Liabilities under insurance contracts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	85,667	75,273
Trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	184,361	153,691
Trading liabilities | Repurchase agreements
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	2,255	1,428
Trading liabilities | Stock lending
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	8,363	3,643
Trading liabilities | Settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	11,198	15,271
Trading liabilities | Other trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	162,545	133,349
Equity
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	197,871	182,578
– loans and advances to customers
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	962,964	861,504
Loans and advances to banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	90,393	88,126
Reverse repurchase agreements - non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	201,553	160,974
Assets held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	781	4,389
Trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	287,995	235,125
Trading | Reverse Repos
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	10,224	4,780
Trading | Stock borrowing
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	6,895	5,427
Trading | Settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	15,258	17,850
Trading | Other trading assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	255,618	207,068
Financial instruments
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	389,076	436,797
Cash and balances at central banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	180,624	128,009
Net deployment in other balance sheet assets and liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	$ 98,986	$ 94,422